TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets (and the Company’s valuation allowance with respect thereto) as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Deferred tax assets:
U.S. net operating loss carryforward	$23,058	$23,067
Israeli net operating loss carryforward	9,214	8,692
Other reserve and allowances	498	479
Total deferred tax assets	32,770	32,238
Valuation allowance	(32,770)	(32,238)
Net deferred tax assets	$—	$—

Schedule Of Income Domestic And Foreign [Table Text Block]
Net income (loss) for the years ended December 31, 2013, 2012 and 2011 is calculated after considering the impact of taxes as follows:

	Year ended December 31,
	2013	2012	2011
Income (loss) from continuing operations before taxes
Domestic	$373	$195	$(424)
Foreign	1,142	743	228
Total	$1,515	$938	$(196)

Taxes on income
Domestic	$—	$—	$—
Foreign	32	27	9
Total	$32	$27	$9

Income (loss) from continuing operations after taxes
Domestic	$373	$195	$(424)
Foreign	1,110	716	219
Total	$1,483	$911	$205

Income (loss) from discontinued operations
Domestic	$—	$—	$—
Foreign	—	—	(14)
Total	$—	$—	$—

Net income (loss)
Domestic	$373	$195	$(424)
Foreign	1,110	716	205
Total	$1,483	$911	$(219)